SIGNIFICANT ACCOUNTING POLICIES - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment installment	Dec. 31, 2024 USD ($) segment installment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 01, 2019
Significant accounting policies
Foreign currency exchange buying rate	7.2993
Impairments of long-lived assets	¥ 0		¥ 0
Estimated useful lives	50 years	50 years
Lease renew	false	false
Number of installment payments from customer | installment	2	2
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%	5.00%
Expected sales return	¥ 198		24	¥ 340
Expected return asset	88		17
Refund liability	224		27
Value added tax rate					13.00%
Accounts and notes receivable from key customers	626,290		57,832
Accounts receivable from customers	1,306		1,321
Contract assets	0
Deferred revenue	1,864		1,763
Advertising and market promotion expenses	53,234		62,107	74,381
Shipping expenses	50,416		66,870	88,267
Subsidy income	36,213		8,641	13,460
Uncertain tax positions, interest and penalties recognized	0		0
Statutory reserve funds	0		0
Accumulated statutory reserve funds recognized in additional paid-in capital	¥ 12,517		12,517
Number of operating segment | segment	1	1
Number of reportable segments | segment	1	1
Allowance for doubtful accounts	¥ (4,359)	$ (597)	1,242	7,972
Expected credit loss provision for accounts and notes receivable and other receivables	10,965		16,631	15,389
General and Administrative Expenses
Significant accounting policies
Allowance for doubtful accounts	(4,360)		2,563	7,972
P R C Contribution Plan
Significant accounting policies
Employee benefit expenses	14,188		18,857	¥ 11,494
Installation Services
Significant accounting policies
Revenue recognized amount	1,763		¥ 275
Membership Service
Significant accounting policies
Expect to recognize unearned amount for remaining performance obligation in 2022	¥ 1,864
Xiaomi
Significant accounting policies
Percentage of second installment payment arrangement to total revenue	10.50%	10.50%	3.40%	3.50%